ACQUISITIONS AND DISPOSITIONS (Acquisitions) (Details)		3 Months Ended
	Jan. 07, 2015 USD ($) subsidiary shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 05, 2014 subsidiary
Business Acquisition [Line Items]
Number of subsidiaries | subsidiary	2
New Page Holding Inc.
Business Acquisition [Line Items]
Acquisition related costs		$ 10,000,000	$ 10,000,000
Liability incurred for the acquisition	$ 650,000,000
Shares of Verso common stock issued in exchange for all the outstanding common stock of NewPage | shares	13,607,693
Debt assumed	$ 800,000,000
13,607,693 shares Verso common stock valued at January 7, 2015 closing price	46,000,000
$650 million face value New First Lien Notes valued at January 7, 2015 closing price	663,000,000
Accounting Consideration	709,000,000
Term Loan [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Face amount	750,000,000
Debt assumed	734,000,000
ABL Facility [Member] | New Page Holding Inc.
Business Acquisition [Line Items]
Credit facility, borrowing capacity	350,000,000
Debt assumed	$ 100,000,000
AIM Development (USA) LLC | Bucksport Mill [Member]
Business Acquisition [Line Items]
Number of subsidiaries entered into an agreement to sell equity interest | subsidiary				2